Cover	Feb. 28, 2023
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 28, 2023
Current Fiscal Year End Date	--12-31
Entity File Number	001-40133
Entity Registrant Name	Anzu Special Acquisition Corp I
Entity Central Index Key	0001840877
Entity Tax Identification Number	86-1369123
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	12610 Race Track Road
Entity Address, Address Line Two	Suite 250
Entity Address, City or Town	Tampa
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33626
City Area Code	202
Local Phone Number	742-5870
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one share of Class A Common Stock and one-third of one redeemable Warrant [Member]
Document Information [Line Items]
Title of 12(b) Security	Units, each consisting of one share of Class A Common Stock and one-third of one redeemable Warrant
Trading Symbol	ANZUU
Security Exchange Name	NASDAQ
Common Class A [Member]
Document Information [Line Items]
Title of 12(b) Security	Class A Common Stock, par value $0.0001 per share
Trading Symbol	ANZU
Security Exchange Name	NASDAQ
Warrant [Member]
Document Information [Line Items]
Title of 12(b) Security	Redeemable Warrants, each whole Warrant exercisable for one share of Class A Common Stock at an exercise price of $11.50 per share
Trading Symbol	ANZUW
Security Exchange Name	NASDAQ